Financial investments and financial receivables (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial investments	$ 2,733	$ 3,346
Prepayments and financial receivables	2,063	1,087
Financial investments	29,876	21,246
Bond Investment [Member]
Disclosure of financial assets [line items]
Financial investments	1,448	1,822
Listed equity securities [member]
Disclosure of financial assets [line items]
Financial investments	794	1,131
Non-listed equity securities [member]
Disclosure of financial assets [line items]
Financial investments	491	393
Interest bearing financial receivables [member]
Disclosure of financial assets [line items]
Prepayments and financial receivables	1,658	707
Other interest-bearing receivables [member]
Disclosure of financial assets [line items]
Prepayments and financial receivables	66	276
Prepayments and other non-interest-bearing receivables [member]
Disclosure of financial assets [line items]
Prepayments and financial receivables	339	104
Time deposits [member]
Disclosure of financial assets [line items]
Financial investments	12,373	7,060
Interest bearing securities [Member]
Disclosure of financial assets [line items]
Financial investments	17,504	14,186
Investment portfolios [Member]
Disclosure of financial assets [line items]
Financial investments	$ 410	$ 300